Provisions	12 Months Ended
Jun. 30, 2021
Provisions
20. Provisions

20. Provisions

The following table shows the movements in the Group's provisions for other liabilities:

	Labor, legal and other claims	06.30.21	06.30.20
Balances at the beginning of the year	173	173	172
Inflation adjustment	(66)	(66)	(65)
Increases (i)	71	71	135
Recovery (i)	(4)	(4)	(56)
Used during the year	(9)	(9)	(13)
Balances at the end of the year	165	165	173
Non-current		81	108
Current		84	65
Total		165	173

(i)	The charge to increase and recovery provisions has been charged within the line “Other operating results, net”, in the Consolidated Statements of Income and Other Comprehensive Income(Note 27).

Included in this item are certain amounts in respect of which the Group has established a provision for legal claims, none of which is considered significant.